Income Tax - Summary of Deferred Taxes (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance deferred tax assets net	€ 39.3	€ 41.6
Recognized in P&L	(73.9)	80.0
Recognized in OCI	(0.2)	2.7
Recognized through business combinations	17.9	0.0
Recognized directly in equity	18.1	(85.0)
Ending balance deferred tax assets net	(70.8)	39.3
Gross carrying amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance deferred tax assets net	371.7	179.6
Recognized in P&L	212.9	213.9
Recognized in OCI	(0.2)	63.2
Recognized through business combinations	6.4	0.0
Recognized directly in equity	39.8	(85.0)
Ending balance deferred tax assets net	538.2	371.7
Valuation adjustment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance deferred tax assets net	332.4	138.0
Recognized in P&L	286.8	133.9
Recognized in OCI	0.0	60.5
Recognized through business combinations	11.5	0.0
Recognized directly in equity	(21.7)	0.0
Ending balance deferred tax assets net	609.0	332.4
Fixed assets | Gross carrying amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance deferred tax assets net	3.1	(8.4)
Recognized in P&L	57.5	11.5
Recognized in OCI	0.0	0.0
Recognized through business combinations	54.4	0.0
Recognized directly in equity	0.0	0.0
Ending balance deferred tax assets net	6.2	3.1
Right-of-use assets | Gross carrying amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance deferred tax assets net	(64.9)	(56.6)
Recognized in P&L	4.8	(8.3)
Recognized in OCI	0.0	0.0
Recognized through business combinations	0.0	0.0
Recognized directly in equity	0.0	0.0
Ending balance deferred tax assets net	(60.1)	(64.9)
Inventories | Gross carrying amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance deferred tax assets net	81.9	113.6
Recognized in P&L	(27.0)	(31.7)
Recognized in OCI	0.0	0.0
Recognized through business combinations	0.0	0.0
Recognized directly in equity	0.0	0.0
Ending balance deferred tax assets net	54.9	81.9
Trade and other receivables | Gross carrying amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance deferred tax assets net	(502.1)	(90.0)
Recognized in P&L	489.2	(412.1)
Recognized in OCI	0.0	0.0
Recognized through business combinations	0.0	0.0
Recognized directly in equity	0.0	0.0
Ending balance deferred tax assets net	(12.9)	(502.1)
Lease liabilities | Gross carrying amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance deferred tax assets net	70.5	57.2
Recognized in P&L	(8.7)	13.3
Recognized in OCI	0.0	0.0
Recognized through business combinations	0.0	0.0
Recognized directly in equity	0.0	0.0
Ending balance deferred tax assets net	61.8	70.5
Loans and borrowings | Gross carrying amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance deferred tax assets net	25.2	4.8
Recognized in P&L	(6.2)	20.4
Recognized in OCI	0.0	0.0
Recognized through business combinations	0.0	0.0
Recognized directly in equity	0.0	0.0
Ending balance deferred tax assets net	19.0	25.2
Contract liabilities | Gross carrying amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance deferred tax assets net	(90.3)	(43.0)
Recognized in P&L	(110.6)	(47.3)
Recognized in OCI	0.0	0.0
Recognized through business combinations	0.0	0.0
Recognized directly in equity	0.0	0.0
Ending balance deferred tax assets net	(200.9)	(90.3)
Net employee defined benefit liabilities | Gross carrying amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance deferred tax assets net	0.7	0.6
Recognized in P&L	0.1	0.1
Recognized in OCI	(0.2)	0.0
Recognized through business combinations	0.0	0.0
Recognized directly in equity	0.0	0.0
Ending balance deferred tax assets net	0.6	0.7
Share-Based Payment Arrangements | Gross carrying amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance deferred tax assets net	77.4	142.1
Recognized in P&L	(16.0)	20.3
Recognized in OCI	0.0	0.0
Recognized through business combinations	0.0	0.0
Recognized directly in equity	33.3	0.0
Ending balance deferred tax assets net	28.1	77.4
Other Provisions | Gross carrying amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance deferred tax assets net	14.2	9.8
Recognized in P&L	10.7	4.4
Recognized in OCI	0.0	0.0
Recognized through business combinations	0.0	0.0
Recognized directly in equity	0.0	(85.0)
Ending balance deferred tax assets net	24.9	14.2
Other (incl. deferred expenses) | Gross carrying amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance deferred tax assets net	368.2	(44.9)
Recognized in P&L	(415.2)	413.1
Recognized in OCI	0.0	0.0
Recognized through business combinations	2.1	0.0
Recognized directly in equity	0.0	0.0
Ending balance deferred tax assets net	(49.1)	368.2
Tax losses / tax credits | Gross carrying amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance deferred tax assets net	387.8	94.4
Recognized in P&L	234.3	230.2
Recognized in OCI	0.0	63.2
Recognized through business combinations	(50.1)	0.0
Recognized directly in equity	6.5	0.0
Ending balance deferred tax assets net	665.7	387.8
Thereof deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance deferred tax assets net	81.7	81.3
Recognized in P&L	(124.3)	82.7
Recognized in OCI	0.0	2.7
Recognized through business combinations	(74.2)	0.0
Recognized directly in equity	18.1	(85.0)
Ending balance deferred tax assets net	13.5	81.7
Thereof deferred tax liability
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance deferred tax assets net	(42.4)	(39.7)
Recognized in P&L	50.4	(2.7)
Recognized in OCI	(0.2)	0.0
Recognized through business combinations	92.1	0.0
Recognized directly in equity	0.0	0.0
Ending balance deferred tax assets net	€ (84.3)	€ (42.4)